Cover	Apr. 29, 2025
Cover [Abstract]
Entity Registrant Name	GBank Financial Holdings Inc.
Entity Central Index Key	0001791145
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 29, 2025
Entity Ex Transition Period	false
Entity File Number	001-42621
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-3869786
Entity Address Address Line 1	9115 West Russell Road
Entity Address Address Line 2	Suite 110
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89148
City Area Code	702
Local Phone Number	851-4200
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	GBFH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false